UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22137

Oppenheimer Master Loan Fund, LLC

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 12/31/2012

Item 1. Schedule of Investments.

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount	Value
Corporate Loans–94.1%
Consumer Discretionary–28.0%
Auto Components–3.2%
FleetPride, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 10/31/19[1]	$6,270,000	$6,296,115
Goodyear Tire & Rubber Co. (The), Sr. Sec. Credit Facilities 2nd Lien Term Loan, 4.75%, 4/30/19[1]	15,715,000	15,848,578
Metaldyne LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6%, 11/9/18[1]	9,090,000	9,180,900
Remy International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 12/16/16[1]	3,719,247	3,749,466
Schaeffler AG, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C2, 6%, 1/27/17[1]	10,465,000	10,595,813
Sequa Automotive Group, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 11/1/18[1]	7,500,000	7,462,500
TI Group Auto Systems LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.75%, 3/14/18[1]	11,468,338	11,611,692
Transtar Holding Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 10/9/18[1]	3,785,513	3,832,831
UCI International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 7/26/17[1]	2,463,025	2,487,656

		71,065,551
Automobiles–0.0%
Chrysler LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B1, 5.333%, 8/3/13[2]	8,704,841	43,742
Distributors–1.6%
99 Cents Only Stores, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5.25%, 1/13/19[1]	7,041,158	7,130,406
Capital Automotive LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 3/11/17[1]	12,755,510	12,922,926
Rite Aid Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche 5, 4.50%, 3/3/18[1]	6,062,217	6,058,428

1	Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount	Value
Distributors Continued
Sprouts Farmers LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6%, 4/18/18[1]	$8,474,063	$8,569,396

		34,681,156
Diversified Consumer Services–1.0%
Audio Visual Services Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 10/31/18[1]	7,705,000	7,589,425
Audio Visual Services Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.75%, 4/11/19[1]	3,455,000	3,403,175
Monitronics International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 3/23/18[1]	7,079,586	7,159,231
TransFirst Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 12/15/17[1]	2,910,000	2,917,275
TransFirst Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11%, 12/20/18[1]	570,000	564,300

		21,633,406
Hotels, Restaurants & Leisure–7.5%
24 Hour Fitness Worldwide, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 4/22/16[1]	8,911,500	8,998,388
American Seafoods Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 3/18/18[1]	6,740,759	6,681,777
CCM Merger, Inc./MotorCity Casino, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6%, 3/1/17[1]	16,839,945	16,908,147
Caesars Entertainment Operating Co., Inc., Extended Sr. Sec. Credit Facilities Term Loan, 4.46%, 1/28/18[1]	25,028,629	21,694,966
Caesars Entertainment Operating Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B6, 5.46%, 1/28/18[1]	4,000,000	3,583,000
Corner Investment Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 11%, 11/2/19[1]	4,000,000	3,955,000
Equinox Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 11/16/19[1]	7,005,000	7,075,050
Focus Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%-7.131%, 2/21/18[1]	6,202,534	6,249,054

2	Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount	Value
Hotels, Restaurants & Leisure Continued
Golden Nugget, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.173%, 6/30/14[1,3]	$7,792,778	$7,500,549
Golden Nugget, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 3.173%, 6/30/14[1,3]	4,223,070	4,064,704
Golden Nugget, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche 2L, 3.47%, 11/2/14[1]	2,528,348	2,243,909
Greektown Superholdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 11/26/18[1]	5,455,000	5,461,819
Isle of Capri Casinos, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 3/25/17[1]	4,853,550	4,921,296
Jacobs Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 10/29/18[1]	3,740,625	3,721,922
Landry’s, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.50%, 4/24/18[1]	9,468,450	9,586,806
MGM Resorts International, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 12/31/19[1]	8,635,000	8,740,243
NP OPCO LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 9/28/19[1]	1,760,588	1,775,443
OSI Restaurant Partners LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%-5.656%, 10/31/19[1]	3,125,000	3,159,832
PF Chang’s China Bistro, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%-6.25%, 6/22/19[1]	1,720,687	1,740,045
Peninsula Gaming LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 8/3/17[1]	8,060,000	8,201,050
Peppermill Casinos, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.25%, 10/17/19[1]	4,000,000	3,910,000
Revel Entertainment LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 9%, 2/17/17[1]	12,391,291	6,464,128
Rock Ohio Caesars LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 1%-8.50%, 8/19/17[1]	520,000	533,000

3	Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount	Value
Hotels, Restaurants & Leisure Continued
Town Sports International, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 4/27/18[1]	$8,072,933	$8,167,119
U.S. Foodservice, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 3/31/17[1]	9,926,427	9,907,815

		165,245,062
Household Durables–0.5%
Party City Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 7/27/19[1]	5,087,250	5,149,253
Wilton Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 8/30/18[1]	7,044,875	7,115,324

		12,264,577
Leisure Equipment & Products–0.5%
Caesars Entertainment Corp. Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 9.25%, 4/25/17[1]	7,070,000	7,211,400
Stockbridge/SBE Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 13%, 5/2/17[1]	2,930,000	2,926,338

		10,137,738
Media–10.0%
Advanstar Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 2.57%, 6/2/14[1]	11,229,303	9,816,286
Affinion Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 10/9/16[1]	19,920,568	18,273,556
Alpha Media Group, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 3%, 7/15/13[1,3]	2,107,220	526,805
Barrington Broadcasting LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 6/14/17[1]	3,886,784	3,925,652
Cinram International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 12.144%, 12/31/13[2,3]	9,531,593	1,977,805
Cinram International, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 0.432%, 12/31/13[2,3]	521,671	2,611

4	Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount	Value
Media Continued
Clear Channel Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche A, 3.612%, 7/30/14[1]	$9,545,388	$9,309,741
Tranche B, 3.862%, 1/29/16[1]	13,059,306	10,855,548
Cogeco Cable, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 12/2/19[1]	4,085,000	4,129,253
DG FastChannel, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 7/26/18[1]	5,982,873	5,683,730
Dex Media West LLC, Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 4%-7%, 10/24/14[1]	5,159,904	3,848,427
Entercom Radio LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%-6.25%, 11/23/18[1]	1,853,333	1,875,342
Fox Acquisition Sub LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 7/14/17[1]	10,199,438	10,356,682
Getty Images, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 10/18/19[1]	6,000,000	6,015,936
Granite Broadcasting Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.50%, 5/23/18[1]	5,756,075	5,770,465
Gray Television, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 4.75%, 10/12/19[1]	6,063,333	6,105,019
Instant Web, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.587%, 8/7/14[1]	849,192	662,370
Instant Web, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche B, 3.587%, 8/7/14[1]	74,036	57,748
LIN Television Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4%, 12/21/18[1]	2,816,550	2,837,674
Legendary Pictures, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 6%, 6/9/17[1]	5,444,724	5,465,141
Mediacom Communications Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche E, 4.50%, 10/23/17[1]	5,362,500	5,359,148

5	Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount	Value
Media Continued
Mediacom Communications Corp./MCC Georgia LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche FA, 4.50%, 10/23/17[1]	$6,825,000	$6,846,328
Merrill Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 15.32%-15.738%, 11/15/13[1,3,4]	11,664,589	11,110,521
Mission Broadcasting, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 1%-4.50%, 12/3/19[1]	515,840	522,288
Mood Media Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7%, 5/6/18[1]	4,437,241	4,445,007
Nexstar Broadcasting Group, Inc., Sr. Sec Credit Facilities Term Loan, Tranche B, 4.50%, 7/19/19[1]	1,220,160	1,235,412
OneLink Communications/San Juan Cable LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6%, 6/9/17[1]	7,175,725	7,229,543
Playboy Enterprises, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.25%, 3/6/17[1]	1,971,886	1,971,886
RCN Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 8/26/16[1]	2,453,223	2,487,723
Radio One, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 3/31/16[1]	6,367,034	6,446,622
Star Tribune Co., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche A, 8%, 9/29/14[1]	213,392	208,057
Tranche B, 8%, 9/29/14[1,3]	357,141	348,212
Univision Communications, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.462%, 3/31/17[1]	24,301,000	23,949,777
Village Roadshow Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%, 10/15/17[1]	3,500,000	3,535,000
WaveDivision Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 10/12/19[1]	12,850,000	13,002,440
Wide Open West Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 7/17/18[1]	22,988,575	23,288,506
Zuffa LLC, Sr. Sec. Credit Facilities Incremental Term Loan, Tranche B, 7.50%, 6/19/15[1]	632,707	637,650

		220,119,911

6	Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount	Value
Multiline Retail–0.5%
Neiman Marcus Group, Inc., Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 5/16/18[1]	$11,245,000	$11,280,917
Specialty Retail–2.8%
Burlington Coat Factory Investments Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 2/23/17[1]	11,444,451	11,567,068
Harbor Freight Tools USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 11/14/17[1]	9,685,725	9,798,728
J. Crew Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 3/7/18[1]	7,115,819	7,154,856
Jo-Ann Stores, Inc., Sr. Sec Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 3/16/18[1]	10,463,757	10,520,439
Leslie’s Poolmart, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 2%-5.25%, 10/31/19[1]	6,200,706	6,251,086
Michaels Stores, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.813%, 7/31/16[1]	10,002,246	10,105,838
Toys R Us Delaware, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6%, 9/1/16[1]	5,571,750	5,422,505

		60,820,520
Textiles, Apparel & Luxury Goods–0.4%
Freedom Group, Inc., Sr. Sec Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 4/19/19[1]	2,727,569	2,666,198
Visant Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 12/22/16[1]	6,749,672	6,132,077

		8,798,275
Consumer Staples–4.1%
Beverages–0.5%
Ferrara Candy Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%-8.361%, 6/18/18[1]	11,641,500	11,787,019
Food & Staples Retailing–1.7%
BJ’S Wholesale Club, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 9/29/18[1]	3,800,000	3,857,680

7	Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount	Value
Food & Staples Retailing Continued
BJ’S Wholesale Club, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.75%, 3/29/19[1]	$1,315,000	$1,359,381
Fairway Group Acquisition, Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.25%, 8/17/18[1]	3,380,000	3,413,801
Roundy’s Supermarkets, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.656%, 2/13/19[1]	8,469,965	7,989,295
SUPERVALU, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8%, 8/30/18[1]	11,352,950	11,549,265
Smart & Final, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%, 10/31/19[1]	6,945,000	6,953,681
Smart & Final, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.50%, 11/8/20[1]	2,465,000	2,471,163

		37,594,266
Food Products–1.0%
Advancepierre Foods, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 7/10/17[1]	6,285,000	6,367,491
Advancepierre Foods, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.50%, 9/28/17[1]	1,250,000	1,281,250
Del Monte Foods Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 3/8/18[1]	11,972,446	12,014,852
JBS USA LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 5/25/18[1]	2,962,500	2,962,500

		22,626,093
Household Products–0.1%
Spectrum Brands Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 10/9/19[1]	1,820,000	1,838,058
Personal Products–0.8%
Levlad LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 10%, 3/5/15[1,3]	998,920	958,963
Prestige Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%-6.148%, 1/31/19[1]	2,210,000	2,239,599

8	Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount	Value
Personal Products Continued
Revlon, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 11/19/17[1]	$13,085,535	$13,192,679

		16,391,241
Energy–3.2%
Energy Equipment & Services–2.2%
Buffalo Gulf Coast Terminals, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 10/31/17[1]	6,642,900	6,750,847
CCS, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.209%-6.50%, 11/14/14[1]	8,384,564	8,329,342
Chesapeake Energy Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B, 5.75%, 12/2/17[1]	4,875,000	4,890,571
EP Energy LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 5/24/18[1]	2,100,000	2,118,816
Frac Tech International LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%-8.50%, 5/6/16[1]	4,683,392	3,907,706
Sheridan Production Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 10/2/19[1]	17,121,145	17,351,219
Vantage Drilling Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 10/2/17[1]	4,937,500	4,943,672

		48,292,173
Oil, Gas & Consumable Fuels–1.0%
ATP Oil & Gas Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Debtor in Possession, Tranche NM, 4.25%, 2/23/14[1]	161,684	157,238
ATP Oil & Gas Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Debtor in Possession, Delayed Draw, 10%, 3/3/14[1]	2,424,012	2,065,258
ATP Oil & Gas Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Debtor in Possession, 4.25%-10%, 2/23/14[1]	1,757,306	1,497,224
NGPL PipeCo LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 9/15/17[1]	7,584,107	7,779,398
Samson Investment Co., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6%, 9/25/18[1]	6,375,000	6,442,734

9	Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount	Value
Oil, Gas & Consumable Fuels Continued
Tallgrass Operations LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 11/13/18[1]	$4,860,000	$4,920,750

		22,862,602
Financials–3.6%
Capital Markets–1.9%
American Capital Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 8/22/16[1]	2,600,000	2,632,500
Nuveen Investments, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.81%-5.813%, 5/13/17[1]	9,278,420	9,342,209
Nuveen Investments, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.81%-5.813%, 5/13/17[1]	6,938,575	6,973,267
Nuveen Investments, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 2/28/19[1]	6,340,000	6,466,800
Springleaf Financial Funding Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 5/10/17[1]	12,905,000	12,852,580
Walter Investment Management Corp.. Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 11/15/17[1]	3,451,313	3,470,726

		41,738,082
Commercial Banks–0.1%
ResCap Residential Capital LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Debtor in Possession:
Tranche A1, 5%, 11/18/13[1]	1,825,000	1,836,406
Tranche A2, 6.75%, 11/18/13[1]	785,000	794,813

		2,631,219
Consumer Finance–0.3%
Fly Leasing Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.75%, 8/8/18[1]	7,347,000	7,408,994
Diversified Financial Services–0.1%
Altisource Portfolio Solutions, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%, 11/1/19[1]	2,250,000	2,261,250
Insurance–0.7%
Flying Fortress, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 6/30/17[1]	4,285,000	4,317,138
Swett & Crawford Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 2.462%, 4/3/14[1]	10,439,687	10,126,496

		14,443,634

10	Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount	Value
Real Estate Management & Development–0.5%
Realogy Corp., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 3.212%, 10/10/13[1]	$582,139	$584,686
Tranche B, 4.25%, 10/10/16[1]	10,856,398	10,903,894

		11,488,580
Health Care–12.1%
Biotechnology–0.5%
Grifols, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 6/1/17[1]	11,363,677	11,390,314
Health Care Equipment & Supplies–4.9%
Alere, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.75%-5.902%, 6/30/17[1]	2,189,000	2,201,313
Axcan Intermediate Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche B, 5.50%, 2/10/17[1]	4,870,563	4,903,036
BSN Medical GmbH & Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5%, 6/3/19[1]	7,275,000	7,329,563
Bausch & Lomb, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 5/17/19[1]	10,522,125	10,631,103
Biomet, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%, 7/25/17[1]	2,942,625	2,964,683
Capsugel Holdings US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 8/1/18[1]	3,433,951	3,476,875
Carestream Health, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 2/25/17[1]	14,046,210	14,037,431
Convatec Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 5%, 12/22/16[1]	8,705,607	8,836,191
DJO Finance LLC/DJO Finance Corp., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.212%, 11/1/16[1]	7,182,490	7,221,398
DJO Finance LLC/DJO Finance Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 9/15/17[1]	5,751,541	5,801,867
Emdeon, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 11/2/18[1]	1,339,875	1,355,116

11	Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount	Value
Health Care Equipment & Supplies Continued
Golden Gate National Senior Care LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 5/4/18[1]	$11,096,049	$10,458,026
HCR ManorCare, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 4/6/18[1]	7,133,589	7,033,276
IASIS Healthcare LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 5/3/18[1]	5,447,963	5,475,202
LHP Hospital Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 9%, 7/3/18[1]	2,294,250	2,320,060
National Mentor Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 6.50%, 2/9/17[1]	10,109,637	10,092,785
Sage Products, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 12/31/19[1]	2,460,000	2,481,525
United Surgical Partners International, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6%, 4/3/19[1]	608,475	615,574

		107,235,024
Health Care Providers & Services–5.8%
Ardent Health Services LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.131%, 9/15/15[1]	11,081,713	11,109,418
Ardent Medical Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 10/31/19[1]	11,800,000	12,036,000
Ardent Medical Services, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.50%, 11/2/18[1]	500,000	510,625
AssuraMed Holding, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 10/19/19[1]	4,750,000	4,801,956
Aveta, Inc./MMM Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 10%, 10/9/17[1]	2,732,632	2,718,968
CHG Buyer Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 10/31/18[1]	1,230,000	1,233,075
Emergency Medical Services Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 5/25/18[1]	10,049,642	10,137,577

12	Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount	Value
Health Care Providers & Services Continued
Genesis Healthcare Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 10%-10.574%, 7/26/17[1]	$6,033,911	$5,777,469
Gentiva Health Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 6.50%, 8/17/16[1]	9,805,475	9,682,907
Kindred Healthcare, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 6/1/18[1]	9,633,300	9,432,609
MSO of Puerto Rico, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 10%, 10/23/17[1]	1,987,368	1,977,432
Multiplan, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 8/26/17[1]	12,613,545	12,708,146
Pharmaceutical Product Development, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 12/5/18[1]	10,751,400	10,936,195
Quintiles Transnational, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.50%, 6/30/18[1]	3,420,000	3,447,788
Select Medical Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%-5.902%, 6/1/18[1]	17,012,349	17,111,582
US Renal Care, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 7/3/19[1]	3,631,750	3,686,226
Vanguard Health Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 1/29/16[1]	7,314,595	7,387,741
inVentiv Health, Inc., Sr. Sec Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 8/4/16[1]	3,167,478	3,048,698

		127,744,412
Pharmaceuticals–0.9%
Catalent Pharma Solutions, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.21%, 9/15/16[1]	3,334,896	3,358,867
Catalent Pharma Solutions, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 9/15/17[1]	8,971,580	9,083,724
Par Pharmaceutical, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 9/30/19[1]	4,723,163	4,729,558

13	Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount	Value
Pharmaceuticals Continued
Valeant Pharmaceuticals International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 9/27/19[1]	$2,965,000	$2,988,720

		20,160,869
Industrials–27.0%
Aerospace & Defense–3.4%
AM General LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.207%, 9/30/13[1]	5,909,812	5,769,454
Consolidated Precision Product, Sr. Sec. Credit Facilities Revolving 1st Lien Term Loan, 4.75%, 12/31/19[1]	4,500,000	4,522,500
DAE Aviation Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 6.25%, 9/27/18[1]	6,402,308	6,498,343
Tranche B2, 6.25%, 11/2/18[1]	2,917,001	2,960,756
Delta Air Lines, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 4/20/17[1]	5,268,313	5,335,457
DynCorp International LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 7/7/16[1]	5,284,500	5,321,930
Evergreen Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 11.50%, 6/30/15[1]	10,348,745	10,141,770
IAP Worldwide Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 10%, 12/31/15[1]	18,712,631	14,876,541
Landmark Aviation FBO Canada, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 10/25/19[1]	359,075	360,870
Landmark Aviation, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 10/2/19[1]	2,824,519	2,845,703
Landmark Aviation, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%, 10/13/19[1]	691,406	696,592
Sequa Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 6/30/17[1]	8,455,000	8,525,456
US Airways Group, Inc., Sr. Sec. Credit Facilities Term Loan, 2.712%, 3/21/14[1]	5,000,000	4,941,250

14	Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount	Value
Aerospace & Defense Continued
United Air Lines, Inc., Sr. Sec. Credit Facilities Term Loan, 2%, 2/1/14[1]	$1,267,176	$1,265,988

		74,062,610
Airlines–0.5%
Delta Air Lines, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5.25%, 9/28/18[1]	10,000,000	10,090,630
Building Products–1.5%
Atrium Cos., Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 10.905%, 4/30/16[1,3]	15,246,779	13,823,752
CPG International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%, 9/21/19[1]	7,182,000	7,220,905
Champion Opco LLC, Sr. Sec. Credit Facilities Term Loan, 9.15%, 12/31/13[1,3]	1,296,691	713,180
Flag Luxury Properties LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.231%, 3/21/11[2]	1,837,461	137,810
Wilsonart International Holdings, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 10/3/19[1]	10,715,000	10,811,435

		32,707,082
Commercial Services & Supplies–12.2%
ADS Waste Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 10/9/19[1]	9,900,000	10,036,125
Advantage Sales & Marketing LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 12/18/17[1]	6,379,800	6,441,608
Advantage Sales & Marketing LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.25%, 6/18/18[1]	5,188,000	5,218,262
Allied Security Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 2/3/17[1]	4,560,929	4,572,331
Allied Security Holdings LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.75%, 2/2/18[1]	2,525,000	2,534,469
Asurion Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 5/24/18[1]	11,761,477	11,896,240

15	Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount	Value
Commercial Services & Supplies Continued
Asurion Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9%, 5/24/19[1]	$4,358,280	$4,499,924
Booz Allen & Hamilton, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 7/31/19[1]	1,316,700	1,333,982
Brock Holdings III, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6%-6.639%, 3/16/17[1]	6,238,618	6,277,609
Brock Holdings III, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10%, 3/16/18[1]	3,680,000	3,707,600
Ceridian Corp., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.959%, 5/9/17[1]	8,105,561	8,109,614
Corporate Executive Board, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 7/2/19[1]	4,170,000	4,198,669
EVERTEC, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 9/30/16[1]	8,045,955	8,111,328
Expert Global Solutions, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8%, 4/3/18[1]	12,844,834	12,917,088
First Data Corp., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.211%, 3/23/18[1]	21,961,525	20,965,635
First Data Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche E2, 5.208%, 3/24/17[1]	9,864,081	9,719,977
First Data Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B, 5.211%, 9/24/18[1]	5,080,000	4,994,275
GCA Services Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche A, 5.25%, 12/31/17[1]	3,730,000	3,728,836
GCA Services Group, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche B, 9.25%, 11/1/20[1]	2,220,000	2,207,051
Infogroup, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 5/26/18[1]	690,287	627,298
Insight Global, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6%, 10/24/19[1]	7,000,000	7,017,500
Interactive Data Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 2/11/18[1]	9,773,946	9,838,024

16	Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount	Value
Commercial Services & Supplies Continued
KAR Auction Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 5/19/17[1]	$5,511,075	$5,569,630
Language Line LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 6/20/16[1]	12,496,785	12,465,543
Language Line LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.50%, 12/20/16[1]	4,440,000	4,440,000
NES Rentals Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 13.25%, 10/20/14[1]	555,000	548,756
New Breed Logistics, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6%, 10/1/19[1]	7,600,000	7,538,250
Osmose Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 11/30/18[1]	6,149,155	6,179,901
Osmose Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 2.75%, 11/26/18[1]	780,845	784,749
Plato Learning, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.50%, 5/17/18[1]	5,947,500	5,969,803
Protection One, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 3/21/19[1]	8,955,000	9,018,428
Sabre, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.989%, 9/30/17[1]	2,092,510	2,101,851
Sabre, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.962%, 12/29/17[1]	3,307,691	3,338,700
Sabre, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.962%, 9/30/17[1]	13,566,544	13,627,105
Sedgwick CMS, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 12/31/16[1]	5,261,961	5,275,116
TransUnion LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 2/10/18[1]	3,819,562	3,878,448
Travelport LLC, Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.855%, 8/23/15[1]	2,720,996	2,618,959

17	Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount	Value
Commercial Services & Supplies Continued
Travelport LLC, Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 4.855%, 8/23/15[1]	$8,168,716	$7,862,389
Travelport LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche S, 5.061%, 8/23/15[1]	406,897	391,638
Travelport LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B, 11%, 11/22/15[1]	805,000	822,442
U.S. Investigations Services, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 2.961%, 2/21/15[1]	8,842,128	8,234,232
WCA Waste Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 3/23/18[1]	6,019,513	6,064,659
Waste Industries USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 3/17/17[1]	5,176,655	5,202,538
West Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B6, 5.75%, 6/30/18[1]	8,407,750	8,528,612

		269,415,194
Electrical Equipment–3.5%
Applied Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 12/8/16[1]	1,238,024	1,248,857
Applied Systems, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.50%, 6/8/17[1]	1,745,000	1,760,269
Attachmate Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.25%, 11/22/17[1]	14,740,688	14,903,882
Attachmate Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11%, 11/22/18[1]	1,815,000	1,781,726
CCC Information Services Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 12/31/19[1]	190,000	191,029
Eagle Parent, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 5/16/18[1]	9,204,825	9,285,367
Freescale Semiconductor, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.464%, 12/1/16[1]	18,541,258	18,232,231

18	Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount	Value
Electrical Equipment Continued
Genesys Telecommunications, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 1/31/19[1]	$8,358,000	$8,472,922
OpenLink Financial, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.75%, 10/30/17[1]	4,950,000	4,950,000
Rocket Software, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%, 2/8/18[1]	3,221,250	3,233,329
Trizetto Group Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 5/2/18[1]	12,672,025	12,637,177

		76,696,789
Industrial Conglomerates–1.0%
Air Distribution Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.164%, 10/31/19[1]	8,925,000	9,014,250
Hillman Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 5%, 5/31/16[1]	5,579,909	5,611,296
Sensus USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 5/9/17[1]	7,029,775	7,057,599

		21,683,145
Machinery–2.4%
Alliance Laundry Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 7/30/19[1]	3,598,999	3,639,488
BOC Edwards Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 5/31/16[1]	3,849,602	3,859,226
CPM Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 8/29/17[1]	3,720,675	3,753,231
Colfax Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 1/11/19[1]	2,199,898	2,222,929
Edwards Cayman Islands II Ltd., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 5/31/16[1]	540,048	541,398
Pelican Products, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7%, 7/11/18[1]	3,392,950	3,342,056
Rexnord LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 4/1/18[1]	4,468,800	4,514,887

19	Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount	Value
Machinery Continued
Schrader International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 4/27/18[1]	$2,244,375	$2,278,041
Silver II Borrower SARL, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 11/30/19[1]	9,270,000	9,363,525
Terex Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 4/28/17[1]	3,421,425	3,462,482
Veyance Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 2.47%, 7/31/14[1]	15,224,558	15,106,568
Veyance Technologies, Inc., Sr. Sec. Credit Facilities Term Loan, Delayed Draw, 2.47%, 7/31/14[1]	1,835,654	1,821,428

		53,905,259
Marine–0.5%
Autoparts Holdings Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.50%, 7/29/17[1]	8,901,179	8,928,995
Navistar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7%, 8/17/17[1]	3,180,000	3,203,850

		12,132,845
Road & Rail–0.9%
Swift Transportation Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 5%, 12/21/17[1]	8,342,529	8,437,250
U.S. Xpress Enterprises, Inc., Sr. Sec. Credit Facilities Term Loan, 7.50%, 10/12/14[1]	5,357,219	5,276,861
Wabash National Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6%-6.885%, 5/8/19[1]	5,213,800	5,288,748

		19,002,859
Trading Companies & Distributors–1.1%
International Lease Finance Corp./Delos Aircraft, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 4/12/16[1]	3,125,000	3,164,063
Ocwen Financial Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7%, 9/1/16[1]	2,009,904	2,019,953
iStar Financial, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche A1, 5.25%, 3/19/16[1]	1,413,135	1,434,331

20	Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount	Value
Trading Companies & Distributors Continued
Tranche A2, 7%, 3/19/17[1]	$8,390,000	$8,799,013
iStar Financial, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%-5.75%, 9/28/17[1]	9,526,772	9,645,741

		25,063,101
Information Technology–3.8%
Communications Equipment–0.1%
Blue Coat Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%, 10/1/18[1]	2,394,000	2,413,949
Internet Software & Services–0.5%
Avaya, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B5, 8%, 3/30/18[1]	7,768,819	7,642,576
Hyland Software, Inc., Sr. Sec. Credit Facilities 1st Lien Term, Tranche B, 5.50%, 7/12/19[1]	2,000,000	2,008,438

		9,651,014
IT Services–0.9%
Sophia LP, Sr. Sec Credit Facilities 1st Lien Term Loan, 6.25%, 7/19/18[1]	2,636,344	2,673,419
Vertafore, Inc., Sr. Sec Credit Facilities 1st Lien Term Loan, 5.25%, 7/29/16[1]	17,125,358	17,339,426

		20,012,845
Semiconductors & Semiconductor Equipment–0.9%
Freescale Semiconductor, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 6%, 2/28/19[1]	5,023,769	4,998,650
NXP BV, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche A2, 5.50%, 3/3/17[1]	3,191,600	3,260,918
Tranche B, 5.25%, 3/19/19[1]	11,711,500	11,831,051

		20,090,619
Software–1.4%
Blackboard, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 6.25%, 11/8/18[1]	4,987,500	5,001,216
Deltek, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6%, 10/10/18[1]	6,375,000	6,434,766
Deltek, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10%, 10/10/19[1]	1,395,000	1,418,831

21	Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount	Value
Software Continued
Infor US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 5.25%, 4/5/18[1]	$9,983,356	$10,094,112
Kronos, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 10/31/19[1]	3,335,000	3,374,603
Petroleum Place, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6%, 10/22/18[1]	4,389,000	4,367,055

		30,690,583
Materials–6.5%
Chemicals–3.4%
Ascend Performance Materials LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 4/10/18[1]	3,870,750	3,844,139
Chemtura Corp., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche B, 5.50%, 8/29/16[1]	6,731,000	6,843,186
Cristal Inorganic Chemicals, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6.061%, 11/15/14[1]	600,000	601,375
Houghton International, Inc., Sr. Sec. Credit Facilitites 1st Lien Term Loan, 5.25%, 7/30/19[1]	5,515,000	5,571,876
Houghton International, Inc., Sr. Sec. Credit Facilitites 2nd Lien Term Loan, 9.50%, 12/17/20[1]	1,200,000	1,194,000
Ineos US Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.50%, 5/4/18[1]	7,111,698	7,199,485
K2 Pure Solutions NoCal LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 10%, 9/10/15[1]	4,259,636	4,259,636
Momentive Specialty Chemicals, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche C1-B, 4%, 5/5/15[1]	647,306	648,924
Tranche C2-B, 4.125%, 5/5/15[1]	435,866	436,956
Tranche C4-B, 4.125%, 5/5/15[1]	4,617,965	4,608,346
Nexeo Solutions LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 5%, 9/8/17[1]	1,168,988	1,149,992
Tranche B, 5%, 9/9/17[1]	4,264,313	4,198,570
PQ Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 4/15/17[1]	11,145,001	11,217,442

22	Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount	Value
Chemicals Continued
Pinnacle Operating Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.75%, 11/10/19[1]	$5,915,000	$5,804,094
PolyOne Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 12/20/17[1]	1,004,850	1,015,527
Styron Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8%, 8/2/17[1]	6,005,658	5,887,425
Univar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 6/30/17[1]	9,619,474	9,616,799

		74,097,772
Construction Materials–0.5%
Grohe Holding GmbH, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 5/18/17[1]	6,567,000	6,640,912
Realogy Corp., Non-Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.462%, 10/10/16[1]	787,380	790,824
Roofing Supply Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 5/31/19[1]	2,493,750	2,507,777

		9,939,513
Containers & Packaging–0.8%
Consolidated Container Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 7/3/19[1]	10,135,000	10,204,678
Reynolds Group Holdings Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 9/28/18[1]	7,643,109	7,747,767

		17,952,445
Metals & Mining–1.8%
Aleris International, Inc., Sr. Sec. Credit Facilities Term Loan, 2.408%, 12/19/13[2]	837,221	84
Arch Coal, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%, 5/16/18[1]	10,895,260	11,033,401
Fairmount Minerals Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 3/15/17[1]	5,705,000	5,695,832
Fortescue Metals Group Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 10/18/17[1]	12,369,000	12,493,655

23	Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount	Value
Metals & Mining Continued
Noranda Aluminum Acquisition Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 2/28/19[1]	$4,975,000	$5,015,422
Patriot Coal Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Debtor in Possession, 9.25%, 12/31/13[1]	6,375,000	6,422,813

		40,661,207
Telecommunication Services–3.4%
Diversified Telecommunication Services–2.6%
Endurance International Group, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 10/31/19[1]	7,455,000	7,473,637
Endurance International Group, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.25%, 5/6/20[1]	7,455,000	7,445,681
IPC Systems, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.75%, 7/31/17[1]	9,902,326	9,852,815
IPC Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C, 7.75%, 7/31/17[1]	1,296,750	1,263,521
Level 3 Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.164%, 8/1/19[1]	3,135,000	3,175,169
Level 3 Financing, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B II, 4.75%, 8/1/19[1]	15,055,000	15,141,250
U.S. TelePacific Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 2/23/17[1]	5,838,015	5,769,903
Zayo Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 7/2/19[1]	6,743,100	6,824,017

		56,945,993
Wireless Telecommunication Services–0.8%
Global Tel*Link Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6%, 12/14/17[1]	10,020,968	10,077,336
Leap Wireless International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 10/10/19[1]	7,575,001	7,636,547
NTELOS, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 10/11/19[1]	1,187,025	1,143,995

		18,857,878

24	Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount	Value
Utilities–2.4%
Electric Utilities–2.4%
Entegra Holdings LLC, Sr. Sec. Credit Facilities 3rd Lien Term Loan, Tranche B, 3.743%, 10/19/15[1,3]	$2,922,220	$1,631,572
La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7%, 8/25/17[1]	5,944,475	5,929,614
La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.25%, 8/25/18[1]	1,270,000	1,254,125
MACH Gen LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 5.064%, 2/22/15[1,3]	14,259,964	9,393,751
New Development Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 4/1/18[1]	4,341,215	4,391,287
Texas Competitive Electric Holdings Co. LLC, Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.713%-4.81%, 10/10/17[1]	34,910,000	23,508,150
Texas Competitive Electric Holdings Co. LLC, Non-Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.713%-3.81%, 10/10/14[1]	9,365,000	7,146,666

		53,255,165

Total Corporate Loans (Cost $2,058,836,346)		2,073,313,182
Corporate Bonds and Notes–2.9%
Aleris International, Inc., 6% Bonds, 6/1/20	43,747	42,872
Antero Resources Finance Corp., 6% Sr. Unsec. Nts., 12/1/20[5]	1,835,000	1,867,113
Berry Plastics Holding Corp., 4.183% Sr. Sec. Nts., 9/15/14[1]	8,685,000	8,728,425
Catalyst Paper Corp., 11.79% Sr. Sec. Nts., 12/15/16[3]	2,481,168	1,898,094
CIT Group, Inc., 5% Sr. Unsec. Nts., 8/15/22	2,540,000	2,718,369
Clear Channel Communications, Inc., 5.75% Sr. Unsec. Unsub. Nts., 1/15/13	4,115,000	4,125,288
Continental Rubber of America Corp., 4.50% Sr. Sec. Nts., 9/15/19[5]	1,970,000	2,025,936
Drill Rigs Holdings, Inc., 6.50% Sr. Sec. Nts., 10/1/17[5]	1,010,000	1,010,000

25	Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Principal Amount	Value
Energy Future Intermediate Holding Co. LLC/EFIH Fiance, Inc., 11.75% Sec. Nts., 3/1/22[5]	$7,640,000	$8,518,600
First Data Corp., 6.75% Sr. Sec. Nts., 11/1/20[5]	3,130,000	3,176,950
Freescale Semiconductor, Inc., 9.25% Sr. Sec. Nts., 4/15/18[5]	2,500,000	2,743,750
Inergy Midstream LP/Finance Corp., 6% Sr. Unsec. Nts., 12/15/20[5]	2,500,000	2,587,500
K Hovnanian Enterprises, Inc., 7.25% Sr. Sec. Nts., 10/15/20[5]	2,495,000	2,694,600
PQ Corp., 8.75% Sr. Sec. Nts., 5/1/18[5]	4,935,000	5,206,425
Univision Communications, Inc., 6.75% Sr. Sec. Nts., 9/15/22[5]	6,090,000	6,318,375
UPCB Finance VI Ltd., 6.875% Sr. Sec. Nts., 1/15/22[5]	2,500,000	2,718,750
Verso Paper Holdings LLC/Verso Paper, Inc.:
11.75% Sr. Sec. Nts., 1/15/19	1,300,000	929,500
11.75% Sr. Sec. Nts., 1/15/19[5]	5,230,000	5,517,650
Western Express, Inc., 12.50% Sr. Sec. Nts., 4/15/15[5]	3,120,000	1,934,400

Total Corporate Bonds and Notes (Cost $63,200,440)		64,762,597

	Shares
Preferred Stocks–0.0%
Alpha Media Group, Inc., Preferred[6] (Cost $0)	105	—
Common Stocks–0.7%
Aleris Corp.[6,7]	50,627	2,025,080
Alpha Media Group, Inc.[6]	784	—
Champion Opco LLC[6]	237,986	—
Cinram International Income Fund[6]	16,132,097	—
Levlad LLC[6]	7,730	23,189
Young Broadcasting, Inc., Cl. A6,8	3,597	12,769,350

Total Common Stocks (Cost $10,562,633)		14,817,619

	Units
Rights, Warrants and Certificates–0.4%
Champion Opco LLC Wts., Strike Price $0.000001, Exp. 1/27/20[6]	86,682	—
ION Media Networks, Inc. Wts., Strike Price $0.01, Exp. 12/18/16[6]	6,081	4,256,700

26	Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Units	Value
Young Broadcasting, Inc. Wts., Strike Price $0.01, Exp. 12/24/24[6,8]	1,378	$4,891,900

Total Rights, Warrants and Certificates (Cost $4,520,158)		9,148,600

	Shares
Investment Company–5.0%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.15%[8,9] (Cost $110,763,758)	110,763,758	110,763,758

Total Investments, at Value (Cost $2,247,883,335)	103.1%	2,272,805,756
Liabilities in Excess of Other Assets	(3.1)	(68,623,265)

Net Assets	100.0%	$2,204,182,491

Footnotes to Statement of Investments

1.	Represents the current interest rate for a variable or increasing rate security.
2.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.
3.	Interest or dividend is paid-in-kind, when applicable.
4.	Subject to a forbearance agreement. Rate shown is the original contractual interest rate. See accompanying Notes.
5.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $46,320,049 or 2.10% of the Fund’s net assets as of December 31, 2012.
6.	Non-income producing security.
7.	Restricted security. The aggregate value of restricted securities as of December 31, 2012 was $2,025,080, which represents 0.09% of the Fund’s net assets. See accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Date	Cost	Value	Unrealized Depreciation
Aleris Corp.	4/23/10	$2,349,471	$2,025,080	$324,391

8.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2012, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares/Units September 28, 2012[a]	Gross Additions	Gross Reductions	Shares/Units December 31, 2012
Oppenheimer Institutional Money Market Fund, Cl. E	77,763,778	261,100,000	228,100,020	110,763,758
Young Broadcasting, Inc., Cl. A	3,899	—	302	3,597
Young Broadcasting, Inc. Wts., Strike Price $0.01, Exp. 12/24/24	1,494	—	116	1,378

27	Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Value	Income	Realized Gain
Oppenheimer Institutional Money Market Fund, Cl. E	$110,763,758	$52,219	$—
Young Broadcasting, Inc., Cl. A	12,769,350	—	597,583
Young Broadcasting, Inc. Wts., Strike Price $0.01, Exp. 12/24/24	4,891,900	—	232,000

	$128,425,008	$52,219	$829,583

a.	September 28, 2012 represents the last business day of the Fund’s 2012 fiscal year. See accompanying Notes.
9.	Rate shown is the 7-day yield as of December 31, 2012.

Notes to Statement of Investments

Previous Annual Period. The last day of the Fund’s fiscal year was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Loans. Under normal market conditions, the Fund will invest at least 80% of its net assets in loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so directly as an original lender or by assignment or indirectly through participation agreements or certain derivative instruments. While many of these loans will be collateralized, the Fund can also invest in uncollateralized loans. Loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing of borrowers. The loans often pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates although the Fund can also invest in loans with fixed interest rates.

As of December 31, 2012, securities with an aggregate market value of $2,073,313,182, representing 94.06% of the Fund’s net assets were comprised of loans.

Securities on a When-Issued or Delayed Delivery Basis. The Fund purchases and sells interests in Senior Loans and other portfolio securities on a “when issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete

28	Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

Credit Risk. Loans and debt securities are subject to credit risk. Credit risk relates to the ability of the borrower under a loan or issuer of a debt to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers subsequently miss an interest payment. Information concerning securities not accruing income as of December 31, 2012 is as follows:

Cost	$10,025,524
Market Value	$2,162,052
Market Value as a % of Net Assets	0.10%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. As of December 31, 2012, securities with an aggregate market value of $11,110,521, representing 0.50% of the Fund’s net assets, were subject to these forbearance agreements.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.

29	Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at

30	Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates,

31	Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of December 31, 2012 based on valuation input level:

32	Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS December 31, 2012 (Unaudited)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Corporate Loans	$—	$2,073,313,098	$84	$2,073,313,182
Corporate Bonds and Notes	—	64,719,725	42,872	64,762,597
Preferred Stocks	—	—	—	—
Common Stocks	—	23,189	14,794,430	14,817,619
Rights, Warrants and Certificates	—	—	9,148,600	9,148,600
Investment Company	110,763,758	—	—	110,763,758

Total Assets	$110,763,758	$2,138,056,012	$23,985,986	$2,272,805,756

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers out of Level 2*	Transfers into Level 3*
Assets Table
Investments, at Value:
Common Stocks	$(2,341,499)	$2,341,499

Total Assets	$(2,341,499)	$2,341,499

*	Transferred from Level 2 to Level 3 because of the lack of observable market data.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

Restricted Securities

As of December 31, 2012, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Directors as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

Loan Commitments

Pursuant to the terms of certain credit agreements, the Fund has unfunded loan commitments of $985,515 at December 31, 2012. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the par value of unfunded loan commitments. At December 31, 2012, these commitments have a market value of $937,424 and have been included as Corporate Loans in the Statement of Investments.

33	Oppenheimer Master Loan Fund, LLC

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2012, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Master Loan Fund, LLC

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	2/11/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	2/11/2013

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	2/11/2013